Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 432,589,439.89
Previously Paid Amount	44,723.12
Total Fee Amount	66,229.45
Total Offset Amount	0.00
Net Fee	$ 21,506.33